Consolidated Statement of Cash Flows (Statement) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Net income	$ 74,589	$ 66,845
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	25,836	23,334
Provision for accounts receivable allowance	(541)	2,109
Deferred income taxes	7,853	833
Deferred compensation plan activity	2,487	2,968
Stock-based compensation expense	23,617	6,046
Amortization of deferred debt issuance costs	430	415
Change in fair value of derivative	3,365	159
Change in fair value of contingent consideration	(1,340)	62
Foreign currency remeasurement (gain) loss	(9,067)	13,956
Loss from investment accounted for using the equity method, net of tax	1,447	0
Changes in assets and liabilities, net of effect from acquisitions:
Accounts receivable	46,661	40,847
Prepaid and other assets	8,907	(6,505)
Accounts payable, accruals and other liabilities	31,486	18,545
Deferred revenues	(35,134)	(39,655)
Income taxes payable	(4,571)	(11,710)
Net cash provided by operating activities	176,025	118,249
Cash flows from investing activities:
Purchases of property and equipment and investment in capitalized software	(12,805)	(11,622)
Capitalization of costs to translate software products into foreign languages	(728)	(553)
Acquisitions, net of cash acquired of $2,064 and $980, respectively	(68,920)	(9,662)
Other investing activities	(6,355)	0
Net cash used in investing activities	(88,808)	(21,837)
Cash flows from financing activities:
Proceeds from credit facilities	432,375	136,750
Payments of credit facilities	(201,125)	(147,500)
Proceeds from term loan	125,000	0
Payments of debt issuance costs	(432)	0
Payments of financing leases	(141)	0
Payments of acquisition debt and other consideration	(2,034)	(9,878)
Payments of dividends	(412,852)	(18,830)
Payments for shares acquired including shares withheld for taxes	(72,476)	(18,417)
Proceeds from Common Stock Purchase Agreement	58,349	4,510
Net proceeds from exercise of common stock options and restricted stock	3,206	3,039
Net cash used in financing activities	(70,130)	(50,326)
Effect of exchange rate changes on cash and cash equivalents	(590)	(1,272)
Increase in cash and cash equivalents	16,497	44,814
Cash and cash equivalents, beginning of year	121,101	81,183
Cash and cash equivalents, end of period	137,598	125,997
Supplemental information:
Cash paid for income taxes	17,338	24,453
Income tax refunds	1,630	1,126
Interest paid	4,658	7,214
Non-cash contingent acquisition consideration	1,902	50
Non-cash deferred acquisition consideration	$ (141)	$ 0